Financial instruments	9 Months Ended
Sep. 30, 2022
Disclosure Of Financial Instruments Text Block Abstract
Financial instruments
14	Financial instruments

The main financial instruments and their carrying amounts, by category, are as follows:

		Carrying amounts
	Notes	As of September 30, 2022	As of December 31, 2021
Financial assets
Amortized cost
Cash and cash equivalents	5	4,210	2,550
Related parties - assets	9.1	264	114
Trade receivables and other accounts receivable		164	169
Fair value through income
Financial instruments – hedge measured at fair value	14.6.1	122	32
Fair value through other comprehensive income
Accounts receivable with credit card companies and sales tickets		341	155
Financial liabilities
Other financial liabilities - amortized cost
Related parties - liabilities	9.1	(1,422)	(368)
Trade payables	13	(9,967)	(5,942)
Financing through acquisition of assets		(387)	(197)
Borrowings and financing	14.6.1	(1,220)	(1,210)
Debentures and promissory notes	14.7	(10,574)	(6,446)
Lease liabilities	16.1	(7,416)	(4,051)
Fair value through income
Borrowings and financing, including derivatives	14.6.1	(324)	(341)
Financial instruments – hedge measured at fair value	14.6.1	(17)	(36)
Net exposure		(26,226)	(15,571)

The fair value of other financial instruments detailed in the table above approximates the carrying amount based on the existing payment terms and conditions. The financial instruments measured at amortized cost, the fair values of which differ from the carrying amounts, are disclosed in note 14.4.

14.1	Considerations on risk factors that may affect the businesses of the Company

14.1.1	Credit Risk

●	Cash equivalents: In order to minimize the credit risk, the investment policies adopted establish investments in financial institutions approved by the Company’s Financial Committee, considering the monetary limits and evaluations of financial institutions, which are regularly updated.

●	The credit risk related to trade receivables is minimized by the fact that a large part of installment sales is made with credit cards. These receivables may be advanced at any time, without right of recourse, with banks or credit card companies, for the purpose of providing working capital, generating the derecognition of the accounts receivable. In addition, the acquirers used by the Company are related to first-tier financial institutions with low credit risk. Additionally, mainly for trade receivables collected in installments, the Company monitors the risk for the granting of credit and for the periodic analysis of the expected loss balances.

The Company also incurs counterparty risk related to derivative instruments, this risk is mitigated by the policy of carrying out transactions according to policies approved by governance bodies.

There are no amounts receivable that individually account for more than 5% of the accounts receivable or revenues.

14.1.2	Interest rate risk

The Company obtains borrowings and financing with major financial institutions in order to meet cash requirements for investments. Accordingly, the Company is mainly exposed to the risk of significant fluctuations in the interest rate, especially the rate related to derivative liabilities (foreign currency exposure hedge) and debts indexed to CDI. The balance of cash and cash equivalents, indexed to CDI, partially offsets the risk of fluctuations in the interest rates.

14.1.3	Foreign currency exchange rate risk

The fluctuations in the exchange rates may increase the balances of borrowings in foreign currency and for this reason the Company uses derivative financial instruments such as swaps to mitigate the foreign exchange rate risk, converting the cost of debt into domestic currency and interest rates.

14.1.4	Capital risk management

The main objective of the Company’s capital management is to ensure that the Company maintains its credit rating and a well-balanced equity ratio, in order to support businesses and maximize shareholder value. The Company manages the capital structure and makes adjustments considering the changes in the economic conditions.

The capital structure is as follows:

	As of
	September 30, 2022	December 31, 2021
Borrowings, financing, debentures and promissory notes	(12,135)	(8,033)
(-) Cash and cash equivalents	4,210	2,550
(-) Derivative financial instruments	122	32
Net debt	(7,803)	(5,451)
Shareholders´ equity	3,595	2,766
% Net debt over shareholders´ equity	217%	197%

14.1.5	Liquidity risk management

The Company manages liquidity risk through daily monitoring of cash flows and control of maturities of financial assets and liabilities.

The table below summarizes the maturity profile of the Company’s financial liabilities as of September 30, 2022.

	Less than 1 year	1 to 5 years	More than 5 years	Total
Borrowings and financing	461	1,380	-	1,841
Debentures and promissory notes	1,158	8,931	5,903	15,992
Derivative financial instruments	209	259	(1,125)	(657)
Lease liabilities	1,186	5,192	11,615	17,993
Trade payable	9,263	704	-	9,967
Total	12,277	16,466	16,393	45,136

The information was prepared considering the undiscounted cash flows of financial liabilities based on the earliest date the Company may be required to make the payment or be eligible to receive the payment. To the extent that interest rates are floating, the undiscounted amount is obtained based on interest rate curves for the period ended September 30, 2022. Therefore, certain balances presented do not agree with the balances presented in the balance sheets.

14.2	Derivative financial instruments

	Notional value		Fair value
	As of September 30, 2022	As of December 31, 2021	As of September 30, 2022	As of December 31, 2021
Swap with hedge accounting
Hedge item (debt)	2,360	1,888	2,348	1,869
Long position
Hedge instrument - Fixed rate	106	106	54	60
Hedge instrument - USD + Fixed	282	282	271	281
Hedge instrument - CRI	1,972	1,500	2,023	1,528

Short position	(2,360)	(1,888)	(2,243)	(1,873)
Net hedge position	-	-	105	(4)

Realized and unrealized gains and losses on these contracts during the nine-month period ended September 30, 2022, are recorded as financial revenues or expenses, net and the balance receivable at fair value is R$105 (balance payable of R$4 as of December 31, 2021). The assets are recorded as “derivative financial instruments” and the liability as “borrowings and financing”.

The effects of the hedge at fair value through profit or loss for the period ended September 30, 2022 resulted in a gain of R$47, recorded under Cost of debt, see note 23 (gain of R$12 as of September 30, 2021).

14.2.1	Fair values of derivative financial instruments

Fair value is the amount for which an asset could be exchanged, or a liability settled, between knowledgeable, willing parties in an arm’s length transaction.

The fair values are calculated based on projected future cash flow, using the future CDI curves released by B3, plus the operation spreads, and discounting them to present value using the same CDI curves released by B3.

The fair values of exchange coupon swaps versus CDI rate were obtained using the exchange rates effective at the reporting date and the rates projected by the market based on the currency coupon curves.

In order to calculate the coupon of foreign currency indexed-positions the straight-line convention - 360 consecutive days was adopted and to calculate the coupon of CDI indexed-positions the exponential convention - 252 business days was adopted.

14.3	Sensitivity analysis of financial instruments

According to Management’s assessment, the most probable scenario considered was, on the maturity date of each transaction, the market curves (currencies and interest) of B3.

Therefore, in the probable scenario (I) there is no impact on the fair value of financial instruments. For scenarios (II) and (III), for the exclusive effect of sensitivity analysis, a deterioration of 5% and 10%, respectively, in the risk variables was considered, up to one year of financial instruments.

For a probable scenario, the weighted exchange rate set was R$5.71 on the due date, and the weighted interest rate was 13.19% per year.

In the case of derivative financial instruments (aiming at hedging the financial debt), the variations of the scenarios are accompanied by the respective hedges, indicating that the effects are not significant.

The Company disclosed the net exposure of the derivative financial instruments, the corresponding financial instruments and certain financial instruments in the sensitivity analysis table below, for each of the mentioned scenarios:

		Risk	Carrying	As of September 30,	Market projections
Transactions	Notes	(CDI Increase)	Amount	2022	Scenario (I)	Scenario (II)	Scenario (III)
Borrowings and financing	14.6.1	CDI + 1.48% per year	1,220	(1,227)	(482)	(493)	(503)
Borrowings and financing (fixed rate)	14.6.1	TR + 9.80% per year	52	(51)	(56)	(60)	(65)
Borrowings and financing (foreign currency)	14.6.1	USD + 1.06% per year	272	(271)	(23)	(37)	(52)
Debentures and promissory notes	14.6.1	CDI + 1.47% per year	10,574	(10,676)	(1,508)	(1,584)	(1,659)
Total net effect (loss)			12,118	(12,225)	(2,069)	(2,174)	(2,279)
Cash and cash equivalents	5	86.66% of CDI		4,210	574	602	631
Net exposure loss				(8,015)	(1,495)	(1,572)	(1,648)

14.4	Fair value measurement

The Company discloses the fair value of financial instruments measured at fair value and of financial instruments measured at amortized cost the fair values of which differ from the carrying amounts, pursuant to CPC 46/IFRS 13, which address the concepts of measurement and disclosure requirements. The fair value hierarchy levels are defined below:

Level 1: fair value measurement at the balance sheet date using quoted prices (unadjusted) in active markets for identical assets or liabilities to which the entity may have access at the measurement date.

Level 2: fair value measurement at the balance sheet date using other significant observable assumptions for the asset or liability, either directly or indirectly, except quoted prices included in Level 1.

Level 3: fair value measurement at the balance sheet date using non-observable data for the asset or liability.

The fair values of cash and cash equivalents, trade receivables and trade payables approximate their carrying amounts.

The table below presents the fair value hierarchy of financial assets and liabilities measured at fair value and of financial instruments measured at amortized cost, the fair value of which is being disclosed in the condensed interim financial statements:

	Carrying amount		Fair value
	As of September 30, 2022	As of December 31, 2021	As of September 30, 2022	As of December 31, 2021	Level
Trade receivables with credit cards companies and sales vouchers	341	155	341	155	2
Swaps of annual rates between currencies	(17)	(11)	(17)	(11)	2
Interest rate swaps	2	4	2	4	2
Interest rate swaps - CRI	120	3	120	3	2
Borrowings and financing (fair value)	(324)	(341)	(324)	(341)	2
Borrowings and financing (amortized cost)	(11,794)	(7,656)	(11,621)	(7,372)	2
	(11,672)	(7,846)	(11,499)	(7,562)

There was no change between the fair value measurement levels in the period ended September 30, 2022.

Interest rate and foreign currency swaps and borrowings and financing are classified as level 2 since the readily observable inputs are used, such as expected interest rate and current and future foreign exchange rate.

14.5	Transactions with derivative financial instruments

The Company has derivative contracts with the financial institutions: Itaú BBA, Scotiabank and BR Partners.

The outstanding derivative financial instruments are presented in the table below:

				As of
	Notional			September 30,	December 31,
Description Risk	(millions)		Due date	2022	2021
Debt
USD – BRL	US$	50	2023	(17)	(11)

Debt
IPCA – BRL	R$	1,972	2028, 2029 and 2031	120	3

Interest rate swaps registered at CETIP
Fixed rate x CDI	R$	54	2027	1	2
Fixed rate x CDI	R$	52	2027	1	2
Derivatives - Fair value hedge				105	(4)

14.6	Borrowings and financing

14.6.1	Debt breakdown

		As of
	Weighted average rate	September 30, 2022	December 31, 2021
Current
Debentures and promissory notes
Debentures and promissory notes	CDI + 1.55% per year	532	194
Borrowing costs		(22)	(14)
Total debentures and promissory notes		510	180

Borrowings and financing in domestic currency
Working capital	TR + 9.80%	12	14
Working capital	CDI + 1.83% per year	26	419
Borrowing costs		(4)	(4)
Total domestic currency		34	429

In foreign currency
Working capital	USD + 1.06% per year	272	1
Total foreign currency		272	1
Total of borrowings and financing		306	430

Derivative financial instruments
Swap contracts	CDI + 0.86% per year	(17)	(4)
Swap contracts	CDI + 1.35% per year	17	3
Total derivative financial instruments		-	(1)
Total current		816	609

		As of
	Weighted average rate	September 30, 2022	December 31, 2021
Non-current
Debentures and promissory notes
Debentures and promissory notes	CDI + 1.46% per year	10,144	6,329
Borrowing costs		(80)	(63)
Total debentures and promissory notes		10,064	6,266

Borrowings and financing in domestic currency
Working capital	TR + 9.80%	41	47
Working capital	CDI + 1.47% per year	1,200	800
Borrowing costs		(3)	(5)
Total domestic currency		1,238	842

In foreign currency
Working capital	USD + 1.06% per year	-	279
Total foreign currency		-	279
Total of borrowings and financing		1,238	1,121

Derivative financial instruments
Swap contracts	CDI + 0.85% per year	(105)	(28)
Swap contracts	CDI + 1.35% per year	-	33
Total derivative financial instruments		(105)	5
Total non-current		11,197	7,392

Total		12,013	8,001

Current assets		17	4
Non-current assets		105	28
Current liabilities		833	613
Non-current liabilities		11,302	7,420

14.6.2	Rollforward

Amounts
Balance as of December 31, 2020	7,763
Funding	4,353
Interest provision	356
Swap contracts	70
Mark-to-market	(2)
Exchange rate and monetary variation	(2)
Debt modification impact	(63)
Borrowing costs	45
Interest amortization	(297)
Principal amortization	(4,072)
Swap amortization	1
Balance as of September 30, 2021	8,152

Balance as of December 31, 2021	8,001
Funding	3,560
Interest provision	1,034
Swap contracts	45
Mark-to-market	(92)
Exchange rate and monetary variation	(9)
Borrowing costs	19
Interest amortization	(426)
Principal amortization	(58)
Swap amortization	(61)
Balance as of September 30, 2022	12,013

14.6.3	Schedule of non-current maturities

Maturity	Amounts
From 1 to 2 years	2,298
From 2 to 3 years	3,719
From 3 to 4 years	556
From 4 to 5 years	398
More than 5 years	4,309
Total	11,280

Borrowing Cost	(83)
Total	11,197

14.7	Debentures and promissory notes

				Date				As of
	Type	Issue amount (in thousands)	Outstanding Debentures (units)	Issuance	Maturity	Annual financial charges	Unit price (in Reais)	September 30, 2022	December 31, 2021
First Issue of Promissory Notes – 3rd series	non-preemptive right	50	1	7/4/2019	7/4/2022	CDI + 0.72% per year	-	-	57
First Issue of Promissory Notes – 4th series	non-preemptive right	250	5	7/4/2019	7/4/2023	CDI + 0.72% per year	61,403,751	307	281
First Issue of Promissory Notes – 5th series	non-preemptive right	200	4	7/4/2019	7/4/2024	CDI + 0.72% per year	61,403,751	246	225
First Issue of Promissory Notes – 6th series	non-preemptive right	200	4	7/4/2019	7/4/2025	CDI + 0.72% per year	61,403,751	246	225
Second Issue of Debentures – 1st series	non-preemptive right	940,000	940,000	6/1/2021	5/20/2026	CDI + 1.70% per year	1,054	990	951
Second Issue of Debentures – 2nd series	non-preemptive right	660,000	660,000	6/1/2021	5/22/2028	CDI + 1.95% per year	1,055	697	668
Second Issue of Promissory Notes – 1st series	non-preemptive right	1,250,000	940,000	8/27/2021	8/27/2024	CDI + 1.47% per year	1,506	1,415	1,285
Second Issue of Promissory Notes – 2nd series	non-preemptive right	1,250,000	940,000	8/27/2021	2/27/2025	CDI + 1.53% per year	1,506	1,416	1,286
Third Issue of Debentures – 1st series – CRI	non-preemptive right	982,526	982,526	10/15/2021	10/16/2028	IPCA + 5.15% per year	1,093	1,074	1,012
Third Issue of Debentures – 2nd series – CRI	non-preemptive right	517,474	517,474	10/15/2021	10/15/2031	IPCA + 5.27% per year	1,094	566	533
Fourth Issue of Debentures – single series	non-preemptive right	2,000,000	2,000,000	1/7/2022	11/26/2027	CDI + 1.75% per year	1,051	2,103	-
First Issue of Commercial Paper Notes – single series	non-preemptive right	750,000	750,000	2/10/2022	2/9/2025	CDI + 1.70% per year	1,021	766	-
Fifth Issue of Debentures – single series - CRI	non-preemptive right	250,000	250,000	4/5/2022	3/28/2025	CDI + 0.75% per year	1,000	250	-
Sixth Issue of Debentures – 1st series - CRI	non-preemptive right	72,962	72,962	9/28/2022	9/13/2029	CDI + 0.60% per year	1,001	73	-
Sixth Issue of Debentures – 2nd series - CRI	non-preemptive right	55,245	55,245	9/28/2022	9/11/2026	CDI + 0.70% per year	1,001	55	-
Sixth Issue of Debentures – 3rd series - CRI	non-preemptive right	471,793	471,793	9/28/2022	9/13/2027	IPCA + 6x’.70% per year	1,000	472	-
Borrowing Cost								(102)	(77)
								10,574	6,446
Current liabilities								510	180
Non-current liabilities								10.064	6,266

The Company issues debentures to strengthen its working capital, maintain its cash strategy, lengthen its debt and investment profile. The debentures issued are non-convertible into shares, do not have renegotiation clauses and do not have guarantee.

14.8	Borrowings in foreign currencies

As of September 30, 2022, the Company has borrowings in foreign currency (US dollar) to strengthen its working capital, maintain its cash strategy and lengthen its debt and investment profile.

14.9	Guarantees

The Company has signed a promissory note for a borrowing agreement with Scotiabank in the amount of USD50 million, which can be executed after maturity and non-payment of the borrowing.

14.10	Swap contracts

The Company uses swap operations for 100% of its borrowings denominated in US dollars, fixed interest rates and IPCA, exchanging these liabilities for Real pegged to the CDI (floating) interest rates. The annual average rate of the CDI on September 30, 2022 was 10.90% (4.40% at December 31, 2021).

14.11	Financial covenants

In connection with the debentures and promissory notes issued and part of borrowing operations in foreign currency, the Company is required to maintain certain financial ratios. These ratios are calculated quarterly based on the Company’s condensed interim financial statements prepared in accordance with accounting practices adopted in Brazil, as follows: (i) consolidated net debt/equity less than or equal to 3.00 not exceeding equity; and (ii) consolidated net debt/EBITDA ratio less than or equal to 3.0.

As of September 30, 2022, the Company was compliant with these ratios.